Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Debt, net
Schedule of long-term debt, net

Long-term debt consisted of the following (in thousands):

	Balance as of	Balance as of
Credit Facility	December 31, 2022	December 31, 2021
BNP Paribas/Credit Agricole $130 mil. Facility	$120,000	—
Alpha Bank $55.25 mil. Facility	55,250	—
Citibank $382.5 mil. Revolving Credit Facility	—	—
Senior unsecured notes	262,766	$300,000
Citibank/Natwest $815 mil. Facility	—	774,250
Macquarie Bank $58 mil. Facility	—	45,600
SinoPac $13.3 mil. Facility	—	10,800
Eurobank $30.0 mil. Facility	—	21,375
Fair value of debt adjustment	—	(9,990)
Total long-term debt	$438,016	$1,142,035
Less: Deferred finance costs, net	(8,076)	(28,369)
Less: Current portion	(27,500)	(95,750)
Total long-term debt net of current portion and deferred finance costs	$402,440	$1,017,916

Schedule of debt maturities of long-term debt

The scheduled debt maturities of long-term debt subsequent to December 31, 2022 are as follows (in thousands):

Principal
Payments due by period ended	repayments
December 31, 2023	$27,500
December 31, 2024	21,300
December 31, 2025	15,100
December 31, 2026	15,100
December 31, 2027	96,250
Thereafter	262,766
Total long-term debt	$438,016